Loans Receivable, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Loan receivable term	90 days
Loan receivable, nonaccrual status	$ 3,016,000	$ 199,000
Loans receivable past due more than 90 days and interest income being accrued	$ 0
Micro Loans | Uncollateralized | Maximum
Accounts Notes And Loans Receivable [Line Items]
Loan receivable term	3 years
Interest rates of loans	36.00%	36.00%	17.90%
Micro Loans | Uncollateralized | Minimum [Member]
Accounts Notes And Loans Receivable [Line Items]
Interest rates of loans	15.60%	15.00%	15.60%